Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000213941 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	FRIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Emerging Markets Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$51	0.92%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%
Net Assets	$ 46,308,170
Holdings Count | Holding	48
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$46,308,170
Number of Investments	48
Portfolio Turnover Rate	6%

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000213942 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	PIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Emerging Markets Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	0.98%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%
Net Assets	$ 46,308,170
Holdings Count | Holding	48
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$46,308,170
Number of Investments	48
Portfolio Turnover Rate	6%

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000213946 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Equity Fund
Class Name	Class A Shares
Trading Symbol	PMIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 271,202,244
Holdings Count | Holding	74
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$271,202,244
Number of Investments	74
Portfolio Turnover Rate	38%

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213947 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Equity Fund
Class Name	Class C Shares
Trading Symbol	PIUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$82	1.57%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.57%
Net Assets	$ 271,202,244
Holdings Count | Holding	74
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$271,202,244
Number of Investments	74
Portfolio Turnover Rate	38%

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213944 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Equity Fund
Class Name	Institutional Shares
Trading Symbol	PIUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 271,202,244
Holdings Count | Holding	74
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$271,202,244
Number of Investments	74
Portfolio Turnover Rate	38%

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213945 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Equity Fund
Class Name	Class R6 Shares
Trading Symbol	PEIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 271,202,244
Holdings Count | Holding	74
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$271,202,244
Number of Investments	74
Portfolio Turnover Rate	38%

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213950 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Growth Fund
Class Name	Class R6 Shares
Trading Symbol	REIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes International Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 176,631,005
Holdings Count | Holding	75
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$176,631,005
Number of Investments	75
Portfolio Turnover Rate	14%

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000213949 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Growth Fund
Class Name	Institutional Shares
Trading Symbol	PIGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes International Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 176,631,005
Holdings Count | Holding	75
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$176,631,005
Number of Investments	75
Portfolio Turnover Rate	14%

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)